Eaton Vance
Atlanta Capital Select Equity Fund
June 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value
Banks — 3.0%
U.S. Bancorp	442,304	$ 20,354,830
		$ 20,354,830
Beverages — 3.3%
Diageo PLC ADR	127,332	$ 22,171,048
		$ 22,171,048
Chemicals — 1.9%
Sherwin-Williams Co. (The)	56,491	$ 12,648,900
		$ 12,648,900
Construction Materials — 2.8%
Martin Marietta Materials, Inc.	62,828	$ 18,800,651
		$ 18,800,651
Containers & Packaging — 1.8%
Ball Corp.	175,944	$ 12,099,669
		$ 12,099,669
Electrical Equipment — 2.4%
AMETEK, Inc.	149,044	$ 16,378,445
		$ 16,378,445
Electronic Equipment, Instruments & Components — 5.1%
CDW Corp.	220,740	$ 34,779,795
		$ 34,779,795
Food Products — 1.8%
Nestle S.A. ADR	102,774	$ 11,961,866
		$ 11,961,866
Health Care Equipment & Supplies — 7.8%
STERIS PLC	119,462	$ 24,627,091
Teleflex, Inc.	113,880	27,997,398
		$ 52,624,489
Hotels, Restaurants & Leisure — 2.6%
Aramark	575,080	$ 17,614,701
		$ 17,614,701
Security	Shares	Value
Insurance — 14.3%
Markel Corp.(1)	34,871	$ 45,096,921
White Mountains Insurance Group, Ltd.	41,896	52,207,862
		$ 97,304,783
Interactive Media & Services — 5.3%
Alphabet, Inc., Class C(1)	16,614	$ 36,342,294
		$ 36,342,294
IT Services — 23.2%
Fiserv, Inc.(1)	511,275	$ 45,488,137
Gartner, Inc.(1)	116,593	28,195,685
Global Payments, Inc.	337,802	37,374,413
GoDaddy, Inc., Class A(1)	367,729	25,579,229
Visa, Inc., Class A	104,801	20,634,269
		$157,271,733
Life Sciences Tools & Services — 5.3%
Danaher Corp.	60,708	$ 15,390,692
Thermo Fisher Scientific, Inc.	37,518	20,382,779
		$ 35,773,471
Professional Services — 4.3%
TransUnion	214,265	$ 17,139,057
Verisk Analytics, Inc.	71,555	12,385,455
		$ 29,524,512
Software — 1.4%
Autodesk, Inc.(1)	53,748	$ 9,242,506
		$ 9,242,506
Specialty Retail — 13.4%
O'Reilly Automotive, Inc.(1)	45,784	$ 28,924,500
Ross Stores, Inc.	293,218	20,592,700
TJX Cos., Inc. (The)	739,113	41,279,461
		$ 90,796,661
Total Common Stocks (identified cost $477,025,299)		$675,690,354

Eaton Vance
Atlanta Capital Select Equity Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(2)	5,724,392	$ 5,724,392
Total Short-Term Investments (identified cost $5,724,392)		$ 5,724,392
Total Investments — 100.5% (identified cost $482,749,691)		$681,414,746
Other Assets, Less Liabilities — (0.5)%		$ (3,582,490)
Net Assets — 100.0%		$677,832,256
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
Abbreviations:
ADR	– American Depositary Receipt
The Fund did not have any open derivative instruments at June 30, 2022.
Affiliated Investments
At June 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $5,724,392, which represents 0.8% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$26,588,827	$97,815,567	$(124,403,667)	$(727)	$ —	$ —	$5,612	—
Liquidity Fund	—	38,753,903	(33,029,511)	—	—	5,724,392	11,586	5,724,392
Total				$(727)	$ —	$5,724,392	$17,198
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Atlanta Capital Select Equity Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$675,690,354*	$ —	$ —	$675,690,354
Short-Term Investments	5,724,392	—	—	5,724,392
Total Investments	$681,414,746	$ —	$ —	$681,414,746
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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